NATURE OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended
	Jun. 05, 2025	May 22, 2025	Sep. 25, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 10, 2025	Aug. 19, 2025	Jun. 11, 2025	Mar. 31, 2025	Aug. 31, 2024	Jan. 31, 2013
Schedule of Equity Method Investments [Line Items]
Shares issued for professional services		3,750,000	1,300,000
Common stock par vakue	$ 0.001	$ 0.001		$ 0.001					$ 0.001	$ 0.001
Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Shares issued for professional services					1,300,000
Price per share	$ 4.00	$ 4.00
Gross proceeds from initial public offering		$ 15.0
Stock issued during the period,shares	562,500	3,750,000		4,312,500
Office For Fine Architecture Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest				100.00%							100.00%
OFA Group [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest							60.00%	100.00%
OFA Financial Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest				100.00%		100.00%